Derivative Instruments Measured at Fair Value on Recurring Basis (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	₨ 72,415.7	$ 1,162.2	₨ 142,479.3
Derivative liabilities	71,767.5	$ 1,151.8	124,176.3
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	72,415.7		142,479.3
Derivative liabilities	71,767.5		124,176.3
Fair Value, Measurements, Recurring | Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	0.0		0.0
Derivative liabilities	0.0		0.0
Fair Value, Measurements, Recurring | Fair Value Measurements Using Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	72,415.7		142,479.3
Derivative liabilities	71,767.5		124,176.3
Fair Value, Measurements, Recurring | Fair Value Measurements Using Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	0.0		0.0
Derivative liabilities	₨ 0.0		₨ 0.0